United States
                                        Securities and Exchange Commission
                                               Washington, DC 20549

                                               Form 13F
                                               From 13F Cover Page

Report for the Calendar Year or Quarter Ended: 6/30/1999

Check here if Amendment  [X];Amendment #:  1
This Amendment (Check only one.):       [ X ] is a restatement
                                        [  ] addes new holdings entries

Insitutional Investment Manager Filing this Report:

Name:                                   KRA Capital Management, Inc.
Address:                                4041 University Drive, Suite 200
                                        Fairfax, Virginia 22030

Form 13F File Number: 028-06595

The insitutional investment manager filing this report and the person by whom it is signed hereby respresents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                   Nitin M. Chittal
Title:                                  Chief Compliance Officer, Principal
Phone:                                  703-691-7810

Signature, Place, and Date of Signing:

                                        Nitin M. Chittal, Fairfax, 5/22/2008
                                        [Signature] [City, State] [Date]


Report Type (Check only one.):

[ x ] 13F HOLDINGS  REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      46

Form 13F Information Table Value Total: 138,742(x $1000)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Insitutional investment managers with respect to which this report is filed othr than the manager filing this report.

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
                                               FORM 13F INFORMATION TABLE

                                                        VALUE     SHRS OR   SH/   PUT INVESTMENT    OTHER      VOTING AUTHORITY
ISSUER                                   CLASS   CUSIP  (X$1000)   PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE    SHARES    NONE
AMB PPTY CORP                              C   00163T109    $2,106     89600SH           SOLE               89600
APARTMENT INVT. + MGMT CO                  C   03748R101    $4,399    102900SH           SOLE               102900
ARDEN RLTY INC                             C   039793104    $2,743    111400SH           SOLE               111400
AVALONBAYCMNTYS INC                        C   053484101    $5,472    147900SH           SOLE               147900
BOSTON PPTYS INC                           C   101121101    $4,133    115200SH           SOLE               115200
BRANDYWINE RLTY TR                         C   105368203    $2,122    107100SH           SOLE               107100
BRE PPTYS INC                              C   05564E106    $1,516     58300SH           SOLE               58300
CAMDEN PPTY TR                             C   133131102    $2,786    100400SH           SOLE               100400
CATELLUS DEV CORP                          C   149111106    $3,675    241000SH           SOLE               241000
CBL + ASSOC PPTYS INC                      C   124830100    $1,440     54600SH           SOLE               54600
CHELSEA GCA REALTY INC                     C   163262108    $3,089     83200SH           SOLE               83200
CORNERSTONE PPTYS INC                      C    21922H10    $1,676    105600SH           SOLE               105600
DEVELOPERS DIVERSIFIED RLTY                C   251591103    $3,837    227400SH           SOLE               227400
DUKE WEEKS REALITY CORP                    C   264411505    $2,554    113200SH           SOLE               113200
EQUITY OFFICE PPTYS TR                     C   294741103    $6,458    252000SH           SOLE               252000
EQUITY RESIDENTIAL PPTYS TR                C    29476L10    $4,186     92900SH           SOLE               92900
FELCOR LODGING TR INC                      C    31430F10    $1,334     64300SH           SOLE               64300
FIRST INDL RLTY TR INC                     C    32054K10    $1,336     48700SH           SOLE               48700
GABLES RESIDENTIAL TR                      C   362418105      $572     23700SH           SOLE               23700
GROVE REAL ESTATE ASSET TR                 C   399613108    $1,126     86600SH           SOLE               86600
HIGHWOODS PPTYS INC                        C   431284108    $1,781     64900SH           SOLE               64900
HOST MARRIOTT CORP NEW                     C    44107P10    $4,694    395275SH           SOLE               395275
JDN RLTY CORP                              C   465917102    $1,439     64300SH           SOLE               64300
KILROY RLTY CORP                           C    49427F10    $4,397    180400SH           SOLE               180400
KIMCO RLTY CORP                            C    49446R10    $4,150    104400SH           SOLE               104400
MACERICH CO                                C   554382101    $1,788     68100SH           SOLE               68100
MACK CA RLTY CORP                          C   554489104    $4,523    146200SH           SOLE               146200
MERISTAR HOSPITALITY CORP                  C    58984Y10    $3,235    144200SH           SOLE               144200
PARKWAY PPTYS INC                          C    70159Q10    $1,103     33300SH           SOLE               33300
POST PPTYS INC                             C   737464107    $4,244    103500SH           SOLE               103500
PS BUSINESS PKS INC CA                     C    69360J10    $2,072     85000SH           SOLE               85000
PUBLIC STORAGE INC                         C    74460D10    $5,589    199600SH           SOLE               199600
RECKSON ASSOCS RLTY CORP                   C    75621K10    $4,300    182500SH           SOLE               182500
REGENCY RLTY CORP                          C   758939102    $1,397     63700SH           SOLE               63700
ROUSE CO                                   C   779273101    $2,743    108100SH           SOLE               108100
SIMON PPTY GROUP INC NEW                   C   828806109    $4,278    168600SH           SOLE               168600
SL GREEN RLTY CORP                         C    78440X10    $2,698    132000SH           SOLE               132000
SMITH CHARLES E RESIDENTIAL                C   832197107    $2,905     85600SH           SOLE               85600
SPIEKER PPTYS INC                          C   848497103    $4,276    110000SH           SOLE               110000
STARWOOD HOTELS + RESORTS                  C    85590A20    $5,897    192950SH           SOLE               192950
STATE STREET BANK + TRUST CO               C    8611249M    $1,231   1230555SH           SOLE               1230555
STORAGE USA INC                            C   861907103    $4,170    130300SH           SOLE               130300
SUN CMNTYS INC                             C   866674104    $3,174     89400SH           SOLE               89400
TRIZEC HAHN CORP                           C   896938107    $1,875     92000SH           SOLE               92000
URBAN SHOPPING CTRS INC                    C   917060105    $1,040     33000SH           SOLE               33000
VORNADO RLTY TR                            C   929042109    $3,185     90200SH           SOLE               90200






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